UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number  811-08359

The Westport Funds
(Exact name of Registrant as specified in charter)

253 Riverside Avenue
Westport, Connecticut 06880
(Address of principal executive offices) (Zip code)

Edmund H. Nicklin, Jr.,
253 Riverside Avenue
Westport, Connecticut 06880
(Name and address of agent for service)

Registrant's telephone number, including area code: (888) 593-7878

Date of fiscal year end: 12/31

Date of reporting period: 3/31/11

FORM N-Q

Item 1.	Schedules of Investments.

THE WESTPORT FUNDS
WESTPORT SELECT CAP FUND
PORTFOLIO OF INVESTMENTS
March 31, 2011 (Unaudited)

COMMON STOCKS - 97.2%	Shares	Market Value

Business Products & Services - 9.9%
Arbitron, Inc.	627,753	$25,128,952
CACI International, Inc.(a)	185,900	11,399,388
JDA Software Group, Inc.(a)	283,500	8,578,710
Parametric Technology Corp.(a)	432,804	9,733,762
Synopsys, Inc.(a)	1,063,892	29,416,614
		84,257,426

Communications Equipment & Services - 0.9%
General Communication, Inc. - Class A(a)	739,450	8,089,583

Consumer Products & Services - 15.5%
Big Lots, Inc.(a)	1,313,056	57,026,022
Carter's, Inc.(a)	299,901	8,586,166
Darden Restaurants, Inc.	733,000	36,012,290
Orient-Express Hotels Ltd. - Class A(a)	704,100	8,709,717
Ruby Tuesday, Inc.(a)	573,896	7,523,776
Saks, Inc.(a)	912,600	10,321,506
Talbots, Inc.(a)	592,998	3,581,708
		131,761,185

Health Care Products & Services - 10.1%
Universal Health Services, Inc. - Class B	1,735,600	85,755,996

Industrial Services - 12.5%
DeVry, Inc.	1,195,000	65,808,650
ITT Educational Services, Inc.(a)	563,999	40,692,528
		106,501,178

Industrial Specialty Products - 21.4%
Charles River Laboratories International, Inc.(a)	626,300	24,037,394
FEI Company(a)	428,030	14,433,172
IPG Photonics Corp.(a)	535,000	30,858,800
Precision Castparts Corp.	595,533	87,650,547
QLogic Corp.(a)	803,209	14,899,527
Rogers Corp.(a)	235,953	10,632,042
		182,511,482

Insurance - 9.4%
Arthur J. Gallagher & Company	328,424	9,987,374
Brown & Brown, Inc.	578,261	14,919,133
Willis Group Holdings plc	1,355,900	54,724,124
		79,630,631

Medical Products & Services - 2.1%
Kinetic Concepts, Inc.(a)	325,250	17,700,105

Oil & Gas Producers - 9.1%
Forest Oil Corp.(a)	905,558	34,257,259
Plains Exploration & Production Company(a)	800,003	28,984,109

Stone Energy Corp.(a)	436,000	14,549,320
		77,790,688

Publishing - 3.5%
John Wiley & Sons, Inc.	590,330	30,012,377

Security Products & Services - 2.8%
Checkpoint Systems, Inc.(a)	1,073,637	24,135,360

TOTAL COMMON STOCKS (Cost $386,773,102)		$828,146,011

MONEY MARKETS - 1.7%	Shares	Market Value

Federated U.S. Treasury Cash Reserve Fund	14,161,137	$14,161,137

TOTAL MONEY MARKETS (Cost $14,161,137)		$14,161,137

TOTAL INVESTMENT SECURITIES - 98.9% (Cost $400,934,239)		$842,307,148
OTHER ASSETS AND LIABILITIES - 1.1%		9,304,659

NET ASSETS - 100.0%		$851,611,807

(a) Non-income producing security.

See Notes to Schedules of Investments.

THE WESTPORT FUNDS
WESTPORT FUND
PORTFOLIO OF INVESTMENTS
March 31, 2011 (Unaudited)

COMMON STOCKS - 95.6%	Shares	Market Value

Banks & Thrifts - 2.2%
Cullen/Frost Bankers, Inc.	70,000	$4,131,400
State Street Corp.	62,500	2,808,750
SunTrust Banks, Inc.	10,000	288,400
WSFS Financial Corp.	48,546	2,286,516
		9,515,066

Broadcasting/Cable TV/Advertising - 0.6%
Interpublic Group of Companies, Inc.	215,000	2,702,550

Business Products & Services - 16.9%
CA, Inc.	455,089	11,004,052
CACI International, Inc.(a)	35,000	2,146,200
Check Point Software Technologies Ltd.(a)	243,528	12,432,105
Lender Processing Services, Inc.	305,960	9,848,852
Parametric Technology Corp.(a)	487,500	10,963,875
Synopsys, Inc.(a)	542,500	15,000,125
Teradata Corp.(a)	208,190	10,555,233
		71,950,442

Chemicals - 9.3%
Air Products and Chemicals, Inc.	130,000	11,723,400
FMC Corp.	180,000	15,287,400
Praxair, Inc.	123,000	12,496,800
		39,507,600

Consumer Products & Services - 8.4%
American Eagle Outfitters, Inc.	500,000	7,945,000
Dr. Pepper Snapple Group, Inc.	300,000	11,148,000
McCormick & Company, Inc.	180,000	8,609,400
Ross Stores, Inc.	115,000	8,178,800
		35,881,200

Engineering & Consulting - 1.7%
Chicago Bridge & Iron Company N.V.	181,600	7,383,856

Health Care Products & Services - 7.0%
CVS/Caremark Corp.	192,090	6,592,529
Laboratory Corporation of America Holdings(a)	130,000	11,976,900
Universal Health Services, Inc. - Class B	227,500	11,240,775
		29,810,204

Industrial Services - 2.9%
Republic Services, Inc.	415,000	12,466,600

Industrial Specialty Products - 18.0%
Amphenol Corp.	141,300	7,685,307
Charles River Laboratories International, Inc.(a)	135,000	5,181,300
FEI Company(a)	196,742	6,634,140
International Rectifier Corp.(a)	100,246	3,314,133
MSC Industrial Direct Company, Inc. - Class A	152,500	10,441,675
Pall Corp.	252,500	14,546,525

Precision Castparts Corp.	120,601	17,750,055
Texas Instruments, Inc.	65,064	2,248,612
W.W. Grainger, Inc.	65,000	8,949,200
		76,750,947

Insurance - 3.6%
Brown & Brown, Inc.	200,000	5,160,000
Willis Group Holdings plc	255,000	10,291,800
		15,451,800

Medical Products & Services - 7.8%
Abbott Laboratories	67,500	3,310,875
Beckman Coulter, Inc.	112,434	9,339,892
Kinetic Concepts, Inc.(a)	130,547	7,104,368
Varian Medical Systems, Inc.(a)	200,000	13,528,000
		33,283,135

Oil & Gas Producers - 12.9%
Anadarko Petroleum Corp.	170,000	13,926,400
EOG Resources, Inc.	172,500	20,442,975
Forest Oil Corp.(a)	222,500	8,417,175
Plains Exploration & Production Company(a)	180,824	6,551,254
Stone Energy Corp.(a)	162,541	5,423,993
		54,761,797

Transportation - 1.9%
FedEx Corp.	85,000	7,951,750

Utilities - 1.5%
Entergy Corp.	92,500	6,216,925

Other (b)- 0.9%		3,775,800

TOTAL COMMON STOCKS (Cost $301,515,543)		$407,409,672

MONEY MARKETS - 4.1%	Shares	Market Value

Federated U.S. Treasury Cash Reserve Fund	17,515,691	$17,515,691

TOTAL MONEY MARKETS (Cost $17,515,691)		$17,515,691

TOTAL INVESTMENT SECURITIES - 99.7% (Cost $319,031,234)		$424,925,363
OTHER ASSETS AND LIABILITIES - 0.3%		1,151,686

NET ASSETS - 100.0%		$426,077,049

(a) Non-income producing security.
(b) “Other” category includes all issues that are not disclosed separately in the Portfolio of Investments.

See Notes to Schedules of Investments.

THE WESTPORT FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Valuation – The Funds’ portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities traded on stock exchanges are valued at the last sale price and securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise, at the last quoted bid price. Securities for which market quotations are not readily available, or for which an available market quotation is determined not to be reliable, are valued at their fair value as determined in accordance with the valuation procedures approved by the Board of Trustees. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value.

Security Transactions – Security transactions are accounted for on the trade date.  Securities sold are determined on a specific identification basis.

Federal Tax Information – As of March 31, 2011, The Westport Funds had the following federal tax cost resulting in unrealized appreciation as follows:

	Westport
	Select Cap	Westport
	Fund	Fund

Gross Unrealized Appreciation	$452,229,369	$113,644,906
Gross Unrealized Depreciation	$(10,918,600)	$(7,761,341)
Net Unrealized Appreciation	$441,310,769	$105,883,565

Federal Income Tax Cost	$400,996,379	$319,041,798

Footnote Disclosure

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. Generally Accepted Accounting Procedures (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

• Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Funds did not hold any Level 2 or Level 3 securities during the period ended March 31, 2011.

Westport Select Cap Fund

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$828,146,011	$-	$-	$828,146,011
Money Markets	14,161,137	-	-	14,161,137
Total	$842,307,148	$-	$-	$842,307,148

Westport Fund

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$407,409,672	$-	$-	$407,409,672
Money Markets	17,515,691	-	-	17,515,691
Total	$424,925,363	$-	$-	$424,925,363

* All sub-categories within common stocks represent Level 1 evaluation status. See Portfolios of Investments for industry categories.

Item 2.	Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes to the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)
Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Westport Funds

By:	/s/ Edmund H. Nicklin, Jr.
Edmund H. Nicklin, Jr.
President

Date:	May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund H. Nicklin, Jr.
Edmund H. Nicklin, Jr.
President

Date:	May 25, 2011

By:	/s/ Terry A. Wettergreen
Terry A. Wettergreen
Treasurer and Chief Financial Officer

Date:	May 25, 2011